Cover Page Document	Oct. 29, 2020	Aug. 06, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Oct. 29, 2020
Entity Registrant Name	ALTISOURCE PORTFOLIO SOLUTIONS S.A.
Entity Incorporation, State or Country Code		N4
Entity File Number		001-34354
Entity Tax Identification Number		98-0554932
Entity Address, Address Line One		40, avenue Monterey
Entity Address, Postal Zip Code		L-2163
Entity Address, City or Town		Luxembourg
Entity Address, Country		LU
City Area Code		352
Local Phone Number		2469 7900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, $1.00 par value
Trading Symbol		ASPS
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001462418
Amendment Flag		false